Financial Risk Management - Additional Information (Details) € in Millions, kr in Millions		1 Months Ended		12 Months Ended
	Mar. 23, 2023	Apr. 30, 2023 USD ($)	Oct. 31, 2022	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SEK (kr)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure Of Financial Risk Management [Line Items]
Currency derivatives | kr					kr 64.9		kr 259.5
Fair value of currency derivatives				$ 0		$ 900,000
Nominal amount of liabilities to credit institutions				1,300,000		2,800,000
Convertible notes				324,395,000		323,528,000
Term loan facility				130,000,000
Impairments loss for outstanding trade receivables				0		0
Cash and cash equivalents				$ 98,923,000		249,299,000		$ 82,644,000			$ 295,572,000
Long term financing		$ 130,000,000
Maturity				3	3
Liabilities to credit institutions balance				$ 121,973,000		120,305,000
Short-term credit facility				5,757,000		6,056,000
Undrawn bank overdraft facilities				$ 190,500,000		210,300,000
SOFR
Disclosure Of Financial Risk Management [Line Items]
Interest rate				2.50%					2.50%
CAP
Disclosure Of Financial Risk Management [Line Items]
Interest rate				4.60%					4.60%
Base Rate with Floor Rate
Disclosure Of Financial Risk Management [Line Items]
Interest rate				2.50%					2.50%
EIF Facility
Disclosure Of Financial Risk Management [Line Items]
Liabilities to credit institutions balance				$ 1,300,000		$ 2,800,000			€ 1.3	€ 2.5
Borrowings extended term			3 years
Single External Customer
Disclosure Of Financial Risk Management [Line Items]
Percentage of revenues derived from customer				10.00%	10.00%	12.00%	12.00%	14.00%
SRCF Agreement
Disclosure Of Financial Risk Management [Line Items]
Utilized Loan Amount				$ 0		$ 0
Term Loan | EIF Facility
Disclosure Of Financial Risk Management [Line Items]
Maturity				October 2025	October 2025
TLB Credit Agreement
Disclosure Of Financial Risk Management [Line Items]
Term loan facility period		5 years
Long term financing		$ 130,000,000
Liabilities to credit institutions balance				$ 131,300,000		$ 132,800,000
TLB Credit Agreement | SOFR
Disclosure Of Financial Risk Management [Line Items]
Borrowings, amortization percentage		1.00%
TLB Credit Agreement | SOFR with Floor Rate
Disclosure Of Financial Risk Management [Line Items]
Interest rate		2.50%
TLB Credit Agreement | SOFR with Base Rate
Disclosure Of Financial Risk Management [Line Items]
Interest rate		7.50%
TLB Credit Agreement | Base Rate with Floor Rate
Disclosure Of Financial Risk Management [Line Items]
Interest rate		3.50%
TLB Credit Agreement | Base rate
Disclosure Of Financial Risk Management [Line Items]
Interest rate		6.50%
Liabilities To Credit Institutions And Available Facilities
Disclosure Of Financial Risk Management [Line Items]
Maturity				29 months	29 months	41 months	41 months	16 months
9.25% Convertible Senior PIK Notes due 2028
Disclosure Of Financial Risk Management [Line Items]
Convertible notes, maturity date	Sep. 14, 2028			Sep. 14, 2028	Sep. 14, 2028
Commodity Price Risk
Disclosure Of Financial Risk Management [Line Items]
Percentage of increase in general commodity cost price to effect commodity cost				5.00%	5.00%
Expected increase in commodity cost due to increase in general commodity cost price				$ 11,800,000		$ 12,000,000		$ 11,200,000
Bottom of Range
Disclosure Of Financial Risk Management [Line Items]
Percentage of exposure to currency risks				0.00%	0.00%
Top of Range
Disclosure Of Financial Risk Management [Line Items]
Percentage of exposure to currency risks				100.00%	100.00%